BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 88.7%				$2,352,185,762
(COST $2,420,732,209)

Asset-Backed Securities - 14.2%				376,046,127
AASET Trust, Series 2018-2A A (g)	4.454	11/18/38	797,087	789,581
Air Canada, Series 2015-1B (g)	3.875	09/15/24	1,464,298	1,481,241
American Airlines, Series 2013-2 A	4.950	07/15/24	118,101	120,707
American Airlines, Series 2014-1 B	4.375	04/01/24	87,028	86,530
American Airlines, Series 2015-1 B	3.700	11/01/24	2,282,422	2,243,703
American Airlines, Series 2016-1 B	5.250	07/15/25	1,085,566	1,072,820
American Airlines, Series 2017-1 A	4.000	08/15/30	245,313	245,261
Aqua Finance Trust, Series 2017-A C (g)	8.350	11/15/35	1,750,000	1,820,451
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (g)	4.213	12/16/41	5,918,828	5,961,322
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (g)	5.682	12/16/41	1,248,698	1,222,624
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	647	657
Business Jet Securities, LLC, Series 2019-1 B (g)	5.193	07/15/34	1,249,317	1,257,778
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	20,067,500	20,142,753
Castle Aircraft Securitization Trust, Series 2019-1A A (g)	3.967	04/15/39	3,726,294	3,728,220
Castle Aircraft Securitization Trust, Series 2021-1A B (g)	6.656	01/15/46	5,689,056	6,169,087
Cibolo Canyons Special Improvement District (g)	4.250	08/20/34	2,520,000	2,192,400
Coinstar Funding, LLC, Series 2017-1A A2 (g)	5.216	04/25/47	27,092,463	27,180,647
DCAL Aviation Finance Ltd., Series 2015-1A A1 (g)	4.213	02/15/40	1,342,684	1,139,804
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	9,934,159	9,367,201
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	20,855,561	16,803,067
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (g)	5.193	12/15/44	3,787,003	3,597,659
Harley Marine Financing LLC, Series 2018-1A A2 (g)	5.682	05/15/43	13,454,591	13,113,386
HOA Funding LLC, Series 2021-1A A2 (g)	4.723	08/20/51	13,000,000	13,337,188
Horizon Aircraft Finance I Ltd., Series 2018-1 B (g)	5.270	12/15/38	2,702,399	2,546,951
Horizon Aircraft Finance II Ltd., Series 2019-1 A (g)	3.721	07/15/39	3,808,098	3,809,590
HP Communities LLC (g)	5.320	03/15/23	127,252	131,199
Icon Brand Holdings LLC, Series 2012-1A A (g)(i)	4.229	01/25/43	7,009,399	2,999,847
JOL Air Limited, Series 2019-1 B (g)	4.948	04/15/44	907,397	843,794
KDAC Aviation Finance Ltd., Series 2017-1A A (g)	4.212	12/15/42	3,742,672	3,734,677
KDAC Aviation Finance Ltd., Series 2017-1A B (g)	5.926	12/15/42	17,132,629	14,875,298
Kestrel Aircraft Funding Ltd., Series 2018-1A A (g)	4.250	12/15/38	2,312,620	2,305,179
Kestrel Aircraft Funding Ltd., Series 2018-1A B (g)	5.500	12/15/38	2,691,017	2,313,018
Labrador Aviation Finance Ltd., Series 2016-1A B1 (g)	5.682	01/15/42	33,166,314	29,069,020
MACH 1 Cayman Ltd., Series 2019-1 B (g)	4.335	10/15/39	4,341,879	4,221,377
MAPS Ltd., Series 2018-1A B (g)	5.193	05/15/43	1,734,552	1,619,031
ME Funding, LLC, Series 2019-1 A2 (g)	6.448	07/30/49	22,597,500	23,937,758
Merlin Aviation Holdings D.A.C., Series 2016-1 A (g)	4.500	12/15/32	7,483,339	7,239,620
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(g)(h)	6.500	12/15/32	1,554,779	1,346,119
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	16,411,490	14,918,903
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	26,657,035	17,156,993
Mosaic Solar Loans, LLC, Series 2017-2A C (g)	2.000	06/22/43	783,706	781,665
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	382,287	381,331
Pioneer Aircraft Finance Ltd., Series 2019-1 B (g)	4.948	06/15/44	1,419,643	1,374,725
PNMAC GMSR Issuer Trust, Series 2018-GT1 A (1 month LIBOR + 2.850%, floor 2.850%) (d)(g)	2.934	02/25/23	4,000,000	4,018,208
Project Silver, Series 2019-1 A (g)	3.967	07/15/44	5,437,912	5,413,665
PROP Limited, Series 2017-1 B (g)(i)	6.900	03/15/42	4,296,552	2,363,104
Sapphire Aviation Finance I Ltd., Series 2018-1A B (g)	5.926	03/15/40	7,772,262	6,843,165
S-Jets Limited, Series 2017-1 A (g)	3.967	08/15/42	3,656,866	3,622,260
S-Jets Limited, Series 2017-1 B (g)	5.682	08/15/42	12,342,901	11,251,662
SMB Private Education Loan Trust, Series 2014-A C (g)	4.500	09/15/45	7,000,000	6,799,017
Solarcity Lmc Series VI LLC, Series 2016-A B (g)	6.850	09/20/48	4,858,823	4,972,572
Sprite Limited, Series 2017-1 B (g)	5.750	12/15/37	14,177,604	12,575,253
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	27,236,287	25,806,382
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (g)	4.212	05/17/32	817,740	818,434
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (g)	5.750	05/17/32	5,182,094	4,820,533
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (g)	4.750	11/15/39	4,314,678	3,947,850
US Airways, Series 2011-1A	7.125	04/22/25	4,429,473	4,710,760
US Airways, Series 2013-1B	5.375	05/15/23	1,117,683	1,119,348
WAVE Trust, Series 2017-1A A (g)	3.844	11/15/42	2,441,625	2,430,409
Willis Engine Structured Trust IV, Series 2018-A A (g)	4.750	09/15/43	5,860,784	5,853,323

Commercial Mortgage-Backed Securities - 15.0%				397,112,607
BBCMS Mortgage Trust, Series 2015-VFM A2 (g)	3.375	03/12/36	6,000,000	6,399,332
CD Commercial Mortgage Trust, Series 2016-CD2 A2	3.037	11/10/49	43,334	43,408
CFCRE Commercial Mortgage Trust, Series 2017-C8 A2	2.982	06/15/50	307,376	309,994
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(g)	1.246	06/15/31	5,608,848	5,448,585
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D (1 month LIBOR + 2.750%, floor 2.750%) (d)(g)	2.846	06/15/31	12,000,000	5,221,397
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.612	11/10/48	7,000,000	6,681,371
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.909	02/10/49	5,000,000	5,271,153
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	231,667	234,524
COMM Mortgage Trust, Series 2012-CR1 AM	3.912	05/15/45	1,909,520	1,939,650
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	5,500,000	5,550,591
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.566	05/15/45	1,500,000	1,445,551
COMM Mortgage Trust, Series 2012-CR3 E (d)(g)	4.908	10/15/45	5,000,000	2,495,713
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	3,022,183
COMM Mortgage Trust, Series 2012-CR4 B (g)	3.703	10/15/45	5,606,000	5,107,027
COMM Mortgage Trust, Series 2012-LC4 AM	4.063	12/10/44	4,595,715	4,635,163
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	5,000,000	5,009,619
COMM Mortgage Trust, Series 2012-LC4 C (d)	5.700	12/10/44	2,514,188	2,298,756
COMM Mortgage Trust, Series 2013-CR6 A4	3.101	03/10/46	2,865,000	2,932,609
COMM Mortgage Trust, Series 2013-CR9 C (d)(g)	4.412	07/10/45	1,500,000	1,418,431
COMM Mortgage Trust, Series 2013-CR9 D (d)(g)	4.412	07/10/45	4,898,000	3,320,346
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	3,182,521
COMM Mortgage Trust, Series 2014-CC17 D (d)(g)	5.009	05/10/47	5,210,000	4,898,917
COMM Mortgage Trust, Series 2014-CR16 C (d)	5.083	04/10/47	5,000,000	5,284,509
COMM Mortgage Trust, Series 2014-UBS4 D (d)(g)	4.869	08/10/47	9,740,000	8,621,860
COMM Mortgage Trust, Series 2014-UBS5	4.514	09/10/47	3,270,000	3,524,401
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.770	09/10/47	6,500,000	6,793,956
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.451	02/10/48	540,000	559,067
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.463	07/10/50	2,500,000	2,287,218
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.500	12/15/49	3,000,000	2,682,579
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ C (1 month LIBOR + 2.750%, floor 2.750%) (d)(g)	2.846	01/15/34	2,500,000	2,478,703
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.404	04/15/50	1,780,000	1,710,827
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	5,255,948
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.327	06/15/57	3,579,000	3,367,005
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.265	08/15/48	3,905,000	4,130,004
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.515	08/15/48	5,795,000	3,283,449
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (g)	4.452	05/10/44	7,476,810	7,468,312
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(g)	5.284	05/10/44	4,197,000	4,187,583
GS Mortgage Securities Trust, Series 2011-GC5 B (d)(g)	5.302	08/10/44	3,000,000	3,003,898
GS Mortgage Securities Trust, Series 2012-GCJ7 AS	4.085	05/10/45	800,000	811,549
GS Mortgage Securities Trust, Series 2013-G1 A2 (g)	3.557	04/10/31	760,000	760,177
GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	4,868,715
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.648	09/10/47	7,340,000	7,646,132
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(g)(i)	4.669	09/10/47	2,955,000	2,011,575
GS Mortgage Securities Trust, Series 2017-GS5 A2	3.218	03/10/50	15,570	15,586
GS Mortgage Securities Trust, Series 2018-3PCK A (1 month LIBOR + 1.450%, floor 1.450%) (d)(g)	1.546	09/15/31	5,000,000	4,976,339
HMH Trust, Series 2017-NSS A (g)	3.062	07/05/31	5,850,000	5,868,590
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (g)	5.013	02/15/46	6,098,534	6,203,316
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (g)	5.360	02/15/46	9,250,000	8,588,489
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX AS	4.271	06/15/45	252,000	257,864
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX B (d)	4.833	06/15/45	5,863,000	5,997,277
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(g)	4.508	12/15/47	3,000,000	3,050,488
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11 B	3.499	04/15/46	5,000,000	5,114,975
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(g)(h)	4.723	07/15/47	5,000,000	4,507,410
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.235	07/15/45	6,048,000	6,273,936
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.699	08/15/46	6,310,000	6,507,193
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.699	08/15/46	5,000,000	4,714,954
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.956	02/15/47	5,060,000	4,946,974
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(g)	4.705	09/15/47	4,966,000	3,780,516
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	10,877,128
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.288	10/15/48	5,496,426	5,667,265
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	513,583
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 A4	3.176	08/15/45	680,000	688,776
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	202,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.257	02/15/46	7,000,000	6,986,953
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.216	07/15/46	1,478,864	1,546,704
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.216	07/15/46	2,750,000	2,434,402
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.497	08/15/46	6,881,000	6,781,962
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.922	10/15/46	2,110,000	2,120,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.924	06/15/47	7,015,936	6,960,339
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	4,539,517
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.278	03/15/48	8,000,000	7,969,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(g)	4.351	04/15/48	5,000,000	3,768,409
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(g)	5.385	06/15/44	782,860	760,759
Morgan Stanley Capital I Trust, Series 2012-C4 A4	3.244	03/15/45	2,463,602	2,480,741
Morgan Stanley Capital I Trust, Series 2012-C4 C (d)(g)	5.539	03/15/45	383,000	382,561
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.735	12/15/48	6,500,000	6,291,737
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.271	12/15/49	5,000,000	4,875,108
Morgan Stanley Capital I Trust, Series 2017-HR2 A2	3.345	12/15/50	400,000	410,194
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 month LIBOR + 1.400%, floor 1.400%) (d)(g)	1.496	05/15/36	7,090,000	6,937,089
Palisades Center Trust, Series 2016-PLSD A (g)	2.713	04/13/33	5,000,000	4,649,624
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2 A4	3.525	05/10/63	1,585,000	1,610,562
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1 B (d)(g)	6.452	01/10/45	401,000	401,836
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.443	07/15/46	714,000	748,649
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.443	07/15/46	7,000,000	7,015,049
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	1,081,504
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	7,024,434
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.755	11/15/48	5,000,000	5,250,528
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,828,079
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.709	09/15/58	800,000	881,252
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.603	09/15/48	5,000,000	4,678,239
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.317	11/15/59	3,000,000	2,665,663
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(g)	0.971	12/15/34	1,625,000	1,625,000
WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	1,806,194	1,846,062
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,630,960
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.495	12/15/45	7,000,000	6,131,936
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,546,710
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	4.101	06/15/46	5,000,000	5,026,883
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.650	08/15/46	3,800,000	3,795,165
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.169	09/15/46	2,225,000	2,313,957
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	6,229,862
WFRBS Commercial Mortgage Trust, Series 2014-C20 C	4.513	05/15/47	4,500,000	4,268,724
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	3,037,236
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (g)	3.497	08/15/47	5,000,000	4,416,687
WP Glimcher Mall Trust, Series 2015-WPG B (d)(g)	3.633	06/05/35	2,900,000	2,804,475

Convertible Bonds - 1.9%				49,724,133
DigitalBridge Group, Inc.	5.000	04/15/23	19,225,000	19,723,710
FedNat Holding Co. (g)	5.000	04/19/26	5,000,000	5,000,000
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	25,000,423

Corporate Bonds - 48.8%				1,294,319,166
A10 Capital, LLC (g)	5.875	08/17/26	5,000,000	5,008,794
AbbVie Inc.	5.000	12/15/21	3,212,000	3,217,587
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	8,111,485
Adani Abbot Point Terminal Pty. Ltd. (g)	4.450	12/15/22	8,570,000	8,205,775
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450	12/16/21	4,000,000	4,032,699
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950	02/01/22	725,000	733,207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500	05/26/22	300,000	305,727
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625	07/01/22	4,050,000	4,187,125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300	01/23/23	2,328,000	2,407,088
Agrium Inc.	3.150	10/01/22	389,000	395,409
Aircastle Ltd.	5.000	04/01/23	5,503,000	5,863,598
Allergan, Inc.	2.800	03/15/23	303,000	310,789
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,351,265
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (d)	5.750	03/15/27	5,000,000	5,126,422
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,664,128
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,947,819
Arbor Realty Trust, Inc. (g)	5.750	04/01/24	10,000,000	10,321,954
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	1,009,997
Arbor Realty Trust, Inc. (g)	4.750	10/15/24	10,000,000	10,099,975
Arena Finance II LLC (g)	6.750	09/30/25	2,000,000	2,000,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	2,881,000	3,122,633
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	2.499	12/15/66	31,751,000	27,024,475
Atlantic Union Bankshares Corp. (5.000% to 12/15/21, then 3 month LIBOR + 3.175%) (d)	5.000	12/15/26	1,011,000	1,013,669
Avana Bonhon, LLC (g)	6.125	09/15/24	2,884,615	3,025,626
Avnet, Inc.	4.875	12/01/22	729,000	764,972
Axos Financial, Inc. (4.875% to 10/01/25, then SOFRRATE + 4.760%) (d)	4.875	10/01/30	8,000,000	8,565,288
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(f)	4.000	09/16/21	2,600,000	2,594,937
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,718,834
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	12,500,000	13,215,093
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(f)	5.200	06/01/23	2,500,000	2,593,750
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	2.844	11/19/30	671,000	634,360
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(f)	4.800	08/25/24	6,977,000	7,439,226
Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) (d)(f)	3.555	12/20/21	9,989,000	10,068,307
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then SOFRRATE + 4.335%) (d)(g)	5.625	10/15/29	3,000,000	3,092,680
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (d)	5.250	09/15/30	8,460,000	8,982,593
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(g)	5.625	08/01/28	9,000,000	9,393,677
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (d)	1.161	06/06/22	25,355,000	25,527,126
Block Financial LLC	5.500	11/01/22	3,493,000	3,604,836
Boeing Co.	2.125	03/01/22	628,000	632,265
Boeing Co.	2.700	05/01/22	889,000	902,391
Boeing Co.	4.508	05/01/23	200,000	211,884
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (d)	6.000	07/01/30	12,000,000	12,994,471
Cabot Corp.	3.700	07/15/22	702,000	721,140
Capital Funding Bancorp, Inc. (g)	6.000	12/01/23	20,000,000	21,233,867
Capital Southwest Corp.	5.375	10/01/24	3,200,000	3,600,000
Carpenter Technology Corp.	4.450	03/01/23	2,763,000	2,871,618
Carrington Holding Co., LLC (g)	8.000	01/01/26	12,000,000	12,085,233
CenterState Bank Corp. (5.750% to 06/01/25, then SOFRRATE + 5.617%) (d)	5.750	06/01/30	690,000	754,232
Charles Schwab Corp. (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (d)(f)	4.625	03/01/22	21,618,000	21,888,225
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.016	07/09/28	740,000	719,256
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.268	11/15/28	245,000	230,580
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	5.744	12/23/29	1,152,000	1,102,518
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	2.844	11/19/30	727,000	646,767
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.280	07/09/33	1,394,000	1,282,051
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	4.425	12/20/33	2,863,000	2,641,913
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	0.679	08/25/36	868,000	756,472
Clear Blue Financial Holdings, LLC (g)	7.000	04/15/25	5,000,000	5,070,954
CNH Industrial Capital LLC	3.875	10/15/21	436,000	437,748
CNH Industrial Capital LLC	4.375	04/05/22	100,000	102,269
Coach, Inc.	3.000	07/15/22	1,668,000	1,702,558
Congressional Bancshares, Inc. (5.750% to 12/01/24, then SOFRRATE + 4.390%) (d)(g)	5.750	12/01/29	5,000,000	5,147,344
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (d)	5.200	02/01/28	6,375,000	6,554,183
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then SOFRRATE + 5.605%) (d)	5.750	06/15/30	7,780,000	8,403,024
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,630,982
Cowen Inc. (g)	7.250	05/06/24	20,000,000	21,685,340
CRB Group, Inc. (g)	6.250	06/15/23	5,000,000	5,299,648
Credit Suisse Group Funding Guernsey Ltd.	3.800	09/15/22	250,000	258,838
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,088,366
Deutsche Bank AG	4.250	10/14/21	313,000	314,391
Deutsche Bank AG	3.050	09/15/22	115,000	116,576
Deutsche Bank AG	3.950	02/27/23	1,750,000	1,835,221
Digital Equipment Corp.	7.750	04/01/23	624,000	679,861
DXC Technology Co.	4.125	04/15/25	1,980,000	2,172,378
Eagle Bancorp, Inc.	5.750	09/01/24	1,825,000	1,998,316
EF Holdco Inc. / EF Cayman Holdings Ltd. (g)	5.500	09/01/22	3,500,000	3,559,722
Energy Transfer LP	3.600	02/01/23	200,000	206,826
Energy Transfer LP	4.250	03/15/23	1,250,000	1,306,793
Energy Transfer LP	4.200	09/15/23	1,628,000	1,733,051
Energy Transfer LP / Regency Energy Finance Corp.	4.500	11/01/23	4,767,000	5,093,519
Enstar Group Ltd.	4.500	03/10/22	28,162,000	28,666,983
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	2.912	06/01/67	8,538,000	7,865,547
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	6,964,125
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	4.823	03/15/26	4,000,000	4,014,365
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	2.510	05/01/67	17,705,000	16,736,053
F&M Financial Services Corp. (5.950% to 09/15/24, then SOFRRATE + 4.840%) (d)(g)	5.950	09/15/29	9,000,000	9,505,796
FedNat Holding Co.	7.750	03/15/29	17,000,000	18,105,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(g)	6.875	10/15/28	6,500,000	6,841,853
Fidelity Federal Bancorp (6.000% to 11/01/24, then SOFRRATE + 4.650%) (d)(g)	6.000	11/01/29	7,000,000	7,337,676
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(f)	3.276	10/01/21	14,997,000	14,996,987
First American Financial Corp.	4.300	02/01/23	1,600,000	1,678,874
First Financial Bancorp (5.250% to 05/15/25, then SOFRRATE + 5.090%) (d)	5.250	05/15/30	3,000,000	3,137,944
Flex Ltd.	5.000	02/15/23	2,859,000	3,030,435
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month LIBOR + 3.440%) (d)	5.250	12/15/26	4,030,000	4,053,377
FNB Corp.	2.200	02/24/23	125,000	126,921
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	2.212	10/01/66	9,285,000	8,774,325
FS KKR Capital Corp.	4.750	05/15/22	9,532,000	9,766,297
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	0.501	05/05/26	5,148,000	5,086,270
General Electric Co. (3 month LIBOR + 3.330%) (d)(f)	3.449	12/15/21	44,245,000	42,917,651
General Motors Financial Co., Inc.	5.200	03/20/23	251,000	268,024
General Motors Financial Co., Inc.	3.700	05/09/23	600,000	627,122
General Motors Financial Co., Inc.	4.250	05/15/23	3,301,000	3,498,697
Genpact Luxembourg Sarl	3.700	04/01/22	730,000	741,847
Goldcorp Inc.	3.700	03/15/23	147,000	150,987
Government Properties Income Trust	4.000	07/15/22	39,000	40,039
Great Southern Bank (5.500% to 06/15/25, then SOFRRATE + 5.325%) (d)	5.500	06/15/30	2,000,000	2,195,685
Green Bancorp, Inc. (8.500% to 12/15/21, then 3 month LIBOR + 6.685%) (d)	8.500	12/15/26	7,000,000	7,153,210
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	12,350,000
Hanmi Financial Corp. (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (d)	5.450	03/30/27	10,050,000	10,307,451
Highwoods Realty L.P.	3.625	01/15/23	205,000	211,542
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (d)	5.750	05/15/30	8,000,000	8,683,373
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (d)	5.625	04/15/27	6,251,000	6,415,829
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE + 5.490%) (d)	5.625	07/01/30	6,000,000	6,586,761
Hospitality Properties Trust	4.500	03/15/25	720,000	723,600
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,286,763
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,549,000
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,364,200
Host Hotels & Resorts LP	3.750	10/15/23	3,069,000	3,225,748
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(g)	6.000	12/06/28	3,000,000	3,133,581
Hyatt Hotels Corp. (3 month LIBOR + 3.000%) (d)	3.135	09/01/22	100,000	100,140
IIP Operating Partnership, LP (g)	5.500	05/25/26	3,000,000	3,150,199
International Lease Finance Corp.	8.625	01/15/22	728,000	749,731
International Lease Finance Corp.	5.875	08/15/22	818,000	859,802
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (d)	6.000	03/30/27	500,000	507,124
Jabil Circuit, Inc.	4.700	09/15/22	104,000	108,396
Jefferies Group LLC / Jefferies Group Capital Finance Inc. (4.000% to 01/27/22, then 6.000%) (c)	4.000	01/27/32	750,000	752,671
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,042,888
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(f)	3.465	10/01/21	9,552,000	9,572,300
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(f)	3.599	10/30/21	9,030,000	9,050,438
JPMorgan Chase & Co. (3 month LIBOR + 3.800%) (d)(f)	3.926	11/01/21	2,000,000	2,013,628
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE + 2.745%) (d)(f)	4.000	04/01/25	5,000,000	5,080,900
Liberty Commercial Finance LLC (g)	6.000	06/30/26	6,000,000	6,030,683
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	2.482	05/17/66	29,378,000	26,674,548
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	2.174	04/20/67	25,384,000	21,963,466
Lorillard Tobacco Co.	3.750	05/20/23	339,000	349,586
Main Street Capital Corp.	4.500	12/01/22	4,570,000	4,749,832
Marathon Petroleum Corp.	4.500	05/01/23	250,000	264,875
Marriott Int'l., Inc.	2.300	01/15/22	1,800,000	1,810,250
Marriott Int'l., Inc.	3.250	09/15/22	148,000	150,419
Marriott Int'l., Inc.	2.125	10/03/22	1,824,000	1,848,341
Marriott Int'l., Inc.	3.125	02/15/23	1,320,000	1,356,331
Medallion Financial Corp. (g)	8.250	03/22/24	10,000,000	10,000,625
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (d)	5.375	12/30/29	10,000,000	10,418,773
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	0.879	09/15/26	3,870,000	3,855,302
Meta Financial Group, Inc. (3 month LIBOR + 4.630%) (d)	4.755	08/15/26	6,225,000	6,276,210
Metropolitan Bank Holding Corp. (6.250% to 03/15/22, then 3 month LIBOR + 4.260%) (d)(g)	6.250	03/15/27	2,000,000	2,029,134
Midland States Bancorp, Inc. (5.000% to 09/30/24, then SOFRRATE + 3.610%) (d)	5.000	09/30/29	5,500,000	5,716,300
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (g)	6.500	06/20/27	7,000,000	7,604,450
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(g)	5.875	07/15/28	6,000,000	6,281,483
MM Finished Lots Holdings, LLC (g)	7.250	01/31/24	1,316,746	1,316,746
MM Finished Lots Holdings, LLC (g)	6.500	11/30/25	3,109,924	3,109,924
Monsanto Co.	2.200	07/15/22	2,032,000	2,047,838
Morgan Stanley	3.875	10/11/22	400,000	413,459
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	5,006,852
Newport Realty Trust, Inc. (g)	6.250	12/01/24	10,000,000	10,220,739
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,022,074
NexBank Capital, Inc. (3 month LIBOR + 4.355%) (d)(g)	4.474	03/16/26	18,500,000	18,499,943
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (d)(g)	6.375	09/30/27	5,000,000	5,176,399
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	7,000,000	7,071,432
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then SOFRRATE + 4.905%) (d)(g)	6.000	09/30/29	5,000,000	5,176,874
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(g)	6.875	10/01/28	5,000,000	5,258,746
OceanFirst Financial Corp. (5.250% to 05/15/25, then SOFRRATE + 5.095%) (d)	5.250	05/15/30	6,000,000	6,314,295
Office Properties Income Trust	4.150	02/01/22	12,419,000	12,527,412
Office Properties Income Trust	4.250	05/15/24	13,441,000	14,356,190
Office Properties Income Trust	4.500	02/01/25	100,000	108,133
Ohio National Financial Services, Inc. (g)(k)	5.800	01/24/30	5,000,000	5,728,005
Old Second Bancorp, Inc. (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) (d)	5.750	12/31/26	1,945,000	1,975,124
OneBeacon U.S. Holdings, Inc.	4.600	11/09/22	2,881,000	3,006,193
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,826,852
Pacific Continental Corp. (3 month LIBOR + 4.715%) (d)	4.862	06/30/26	510,000	510,060
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then SOFRRATE + 5.170%) (d)	5.375	06/15/30	5,000,000	5,380,934
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(g)	6.000	03/31/30	10,000,000	10,729,068
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then SOFRRATE + 5.320%) (d)	5.500	10/15/30	9,650,000	10,270,739
PCAP Holdings LP (g)	6.500	07/15/28	10,000,000	10,186,847
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(g)	7.250	02/15/29	3,000,000	3,150,485
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/21	15,000	15,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/22	2,738,000	2,731,155
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/22	1,000,000	997,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/23	3,841,000	3,814,113
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/23	1,705,000	1,693,065
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/24	4,799,000	4,751,010
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/24	1,815,000	1,796,850
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/25	1,530,000	1,510,875
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.535	09/15/26	1,415,000	1,390,238
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	5,147,432
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	3.169	05/15/55	26,065,000	26,000,038
ProAssurance Corp.	5.300	11/15/23	5,001,000	5,394,084
Prospect Capital Corp.	5.875	03/15/23	1,957,000	2,071,378
Qwest Corp.	6.750	12/01/21	1,920,000	1,948,262
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	7,324,092
ReadyCap Holdings, LLC (g)	7.500	02/15/22	26,000,000	26,201,945
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	2.784	12/15/65	33,529,000	32,640,606
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (d)	5.125	12/15/29	13,000,000	13,439,221
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (d)	5.000	09/01/26	4,100,000	4,093,534
Royal Caribbean Cruises Ltd.	5.250	11/15/22	100,000	102,375
RPM Int'l., Inc.	3.450	11/15/22	371,000	381,106
Ryland Group	5.375	10/01/22	108,000	111,284
Sandy Spring Bank (5.625% to 09/30/21, then 3 month LIBOR + 4.409%) (d)	5.625	09/30/26	2,500,000	2,505,919
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	518,844
Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	4,617,406
SL Green Operating Partnership LP	3.250	10/15/22	752,000	772,609
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (d)(g)	5.875	01/31/27	2,000,000	2,019,500
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then SOFRRATE + 5.310%) (d)	5.400	09/01/30	2,000,000	2,134,949
Southside Bancshares, Inc. (5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (d)	5.500	09/30/26	2,270,000	2,275,088
Spend Life Wisely Co., Inc. (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (d)(g)	5.875	03/15/27	8,500,000	8,636,844
StanCorp Financial Group, Inc.	5.000	08/15/22	165,000	171,866
State Street Corp. (3 month LIBOR + 3.597%) (d)(f)	3.716	12/15/21	1,703,000	1,713,660
Steel Dynamics, Inc.	5.000	12/15/26	1,000,000	1,037,718
Sterling Bancorp (4.000% to 12/30/24, then SOFRRATE + 2.530%) (d)	4.000	12/30/29	9,700,000	10,082,262
Synchrony Bank	3.000	06/15/22	1,000,000	1,019,037
Synovus Financial Corp.	3.125	11/01/22	2,992,000	3,063,831
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(g)	5.750	06/15/29	4,000,000	4,113,491
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	2.335	05/15/67	24,473,000	21,658,594
Trinitas Capital Management, LLC (g)	6.000	07/30/26	3,000,000	2,993,026
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	11,639,845
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(f)	4.800	09/01/24	10,552,000	11,198,838
United Insurance Holdings Corp.	6.250	12/15/27	1,250,000	1,272,777
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(g)	6.500	09/01/28	6,000,000	6,378,254
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE + 4.365%) (d)(g)	5.750	11/15/29	9,000,000	9,341,740
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	2.237	05/15/67	570,000	535,401
Western Gas Partners LP	4.500	03/01/28	139,000	149,773
WT Holdings, Inc. (g)	7.000	04/30/23	18,000,000	18,676,889

Residential Mortgage-Backed Securities - 0.1%				2,232,969
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	201,693	204,799
Minnesota Housing Finance Agency	2.700	09/01/41	1,143,447	1,164,519
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (d)(g)	3.021	11/25/45	842,077	863,651

Sovereign Bonds - 0.4%				11,658,590
Antares Holdings LP (g)	6.000	08/15/23	4,830,000	5,250,082
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (d)	1.306	10/02/21	6,000,000	6,003,904
BOC Aviation Ltd. (g)	3.000	05/23/22	400,000	404,604

Taxable Municipal Bonds - 0.1%				4,214,063
County of Reeves TX Certs. of Participation	6.375	12/01/21	31,819	31,919
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	760,000	761,088
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	530,000	534,725
New Jersey Sports & Exposition Authority	6.076	03/01/23	190,000	196,503
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	135,000	138,266
Summit County OH Development Finance Authority	6.250	05/15/26	635,000	637,683
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,890,000	1,913,879

U.S. Government & Agency Securities - 0.2%				4,690,755
Federal Home Loan Banks	1.625	11/19/21	4,675,000	4,690,755

U.S. Government Agency Mortgage-Backed Securities - 8.0%				212,187,352
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	3,866,992	540,043
Fannie Mae Pool, Series 890163	5.500	03/01/24	86,646	87,838
Fannie Mae REMIC, Series 2010-2 SG (IO) (-1.0 times 1 month LIBOR + 6.450%, floor 0.000%, cap 6.450%) (d)	6.366	10/25/39	1,040,641	16,030
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	46,045	46,068
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	145,712	153,534
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.466	02/25/41	1,558,797	86,103
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	6.416	03/25/42	7,959,972	1,729,062
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.466	07/25/40	795,535	23,258
Fannie Mae REMIC, Series 2012-114 HS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.066	03/25/40	1,525,050	25,929
Fannie Mae REMIC, Series 2012-122 SA (IO) (-1.0 times 1 month LIBOR + 6.200%, floor 0.000%, cap 6.200%) (d)	6.116	02/25/40	1,513,464	42,821
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	6,194,490	380,415
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.066	03/25/43	2,548,732	314,204
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	2,866,489	145,260
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	2,843,893	228,840
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	7,617,313	433,909
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	5.074	09/25/43	12,749,607	1,493,289
Fannie Mae REMIC, Series 2013-111 AP	2.125	10/25/42	2,755,105	2,761,157
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	4,075,193	262,526
Fannie Mae REMIC, Series 2018-66 CB	3.000	05/25/47	2,609,706	2,621,478
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	2,700,160	177,057
Fannie Mae REMIC, Series 2019-74 WA (IO) (d)(i)	3.128	07/25/49	2,888,416	332,342
Fannie Mae REMIC, Series 2020-8 WA (IO) (d)(i)	6.016	07/25/49	1,536,391	176,992
Fannie Mae REMIC, Series 2020-10 GA	3.000	02/25/43	39,050	39,009
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	3,987,178	4,087,743
Fannie Mae REMIC, Series 2020-82 EB	1.250	11/25/50	803,655	776,025
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	3,927,597	3,801,752
Fannie Mae REMIC, Series 2021-23 JB	1.000	04/25/51	1,942,084	1,932,464
Fannie Mae REMIC, Series 2021-34 KZ	1.500	03/25/51	1,228,119	1,224,049
Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	5,000,000	4,978,025
Fannie Mae REMIC, Series 2021-57 EB	1.250	05/25/46	5,000,000	5,030,126
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (d)	0.556	11/25/25	176,532,355	2,245,580
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (d)	0.444	08/25/25	176,498,342	2,063,213
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (d)	1.394	05/25/26	78,532,176	3,949,525
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (d)	0.191	10/25/26	222,693,701	978,494
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	17,135	17,193
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	6.555	02/15/41	1,524,522	99,751
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	9,295,439	376,635
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	4.504	10/15/42	5,269,788	516,983
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	3,681,655	208,295
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	3,235,484	194,938
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	1,708,793	162,602
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	6.605	02/15/42	1,429,644	181,705
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	624,742	633,023
Freddie Mac REMIC, Series 4469 HA (c)	4.250	02/15/39	927,188	941,945
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	342,407	6,909
Freddie Mac REMIC, Series 4746 NV	3.500	04/15/38	7,105,121	7,136,341
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	7,589,192	876,273
Freddie Mac REMIC, Series 5008 EZ	2.000	09/25/50	704,471	693,210
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	1,483,569	1,489,772
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	4,618,760	4,337,058
Freddie Mac REMIC, Series 5086 ZH	2.000	03/25/51	1,251,428	1,250,336
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	5,419,634	5,438,498
Freddie Mac REMIC, Series 5141 PA	1.000	04/25/50	10,000,000	10,015,083
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	11,346	13,139
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	115,208	116,594
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.743	04/16/53	27,553,069	319,740
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	121,221	121,917
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.200	10/16/56	50,379,088	874,218
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	5,060,281	306,045
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (d)	0.563	10/16/56	24,349,748	904,559
Ginnie Mae REMIC Trust, Series 2017-24 (IO) (d)	0.773	12/16/56	70,396,860	3,196,567
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	11,025,682	419,704
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (d)	0.594	01/16/60	117,444,363	5,545,500
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (d)	0.548	02/16/60	123,606,709	5,695,797
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.784	11/16/60	17,897,799	1,210,376
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	303,439	6,198
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	341,040	20,551
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.784	12/16/60	56,458,286	3,657,204
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	646,453	40,689
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	595,173	21,648
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	560,010	15,923
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	550,010	19,583
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	0.932	08/16/61	35,185,892	2,469,128
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.819	06/16/61	39,280,789	2,424,772
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (d)	0.942	07/16/61	50,278,414	3,531,827
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (d)	0.941	06/16/61	98,986,978	7,206,064
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	5.962	03/20/48	7,597,874	977,772
Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	14,193,027	14,308,176
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.700	11/16/61	36,232,371	2,161,073
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.745	05/16/61	28,567,555	1,893,897
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (d)	1.059	01/16/62	36,841,627	3,038,834
Ginnie Mae REMIC Trust, Series 2020-44 (IO) (d)	1.182	02/16/62	86,733,468	7,817,895
Ginnie Mae REMIC Trust, Series 2020-47 MZ	3.500	04/20/50	3,922,156	3,967,198
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	3,783,847	171,706
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (d)	1.107	07/16/62	44,794,406	3,707,158
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (d)	0.934	01/16/62	38,308,115	2,833,609
Ginnie Mae REMIC Trust, Series 2020-123 TZ	1.000	08/20/50	4,445,536	4,349,632
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	3,064,077	2,887,562
Ginnie Mae REMIC Trust, Series 2020-166 BU	1.000	11/20/50	432,825	431,761
Ginnie Mae REMIC Trust, Series 2021-16 BU	1.000	01/20/51	580,001	579,820
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	2,964,204	2,868,576
Ginnie Mae REMIC Trust, Series 2021-29 PU	1.000	02/20/51	863,000	863,544
Ginnie Mae REMIC Trust, Series 2021-46 BU	1.000	03/20/51	436,135	434,027
Ginnie Mae REMIC Trust, Series 2021-46 PU	1.000	03/20/51	1,044,541	1,040,950
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	1,230,512	1,227,383
Ginnie Mae REMIC Trust, Series 2021-77 BA	1.000	07/20/50	4,800,056	4,792,143
Ginnie Mae REMIC Trust, Series 2021-83 NU	1.500	05/20/51	1,763,367	1,756,137
Ginnie Mae REMIC Trust, Series 2021-89 BU	1.000	05/20/51	3,000,000	2,993,264
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	4,118,690	4,156,005
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	2,320,763	2,308,734
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	8,854,000	8,676,920
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	5,000,000	4,900,000
Ginnie Mae REMIC Trust, Series 2021-139 TZ	1.250	01/16/40	1,140,298	1,138,873
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	5,000,000	4,993,750
Ginnie Mae REMIC Trust, Series BOK-1638 CZ (j)	2.500	09/20/51	5,000,000	5,012,500

			Shares or Principal Amount
SHORT-TERM INVESTMENTS - 10.2%				270,078,484
(COST $270,082,843)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.028		100,000	100,000

U.S. Government & Agency Securities- 10.2%				269,978,484
U.S. Treasury Bills (b)	0.023	09/02/21	20,000,000	19,999,980
U.S. Treasury Bills (b)	0.036	09/09/21	20,000,000	19,999,839
U.S. Treasury Bills (b)	0.033	09/16/21	5,000,000	4,999,952
U.S. Treasury Bills (b)	0.030	09/28/21	10,000,000	9,999,850
U.S. Treasury Bills (b)	0.033	09/30/21	5,000,000	4,999,859
U.S. Treasury Bills (b)	0.031	10/05/21	20,000,000	19,999,320
U.S. Treasury Bills (b)	0.034	10/07/21	20,000,000	19,998,990
U.S. Treasury Bills (b)	0.051	10/26/21	20,000,000	19,998,747
U.S. Treasury Bills (b)	0.048	11/04/21	40,000,000	39,996,622
U.S. Treasury Bills (b)	0.044	11/18/21	20,000,000	19,997,942
U.S. Treasury Bills (b)	0.035	11/30/21	20,000,000	19,997,000
U.S. Treasury Bills (b)	0.040	12/02/21	40,000,000	39,995,383
U.S. Treasury Bills (b)	0.045	12/30/21	30,000,000	29,995,000

TOTAL INVESTMENTS - 98.9% (COST $2,690,815,052)				2,622,264,246

NET OTHER ASSETS AND LIABILITIES - 1.1%				29,461,068

NET ASSETS - 100.0%				$2,651,725,314

(a)	Rate shown represents the 7-day yield at August 31, 2021.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2021.
(c)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2021.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Non-income producing security.
(f)	Perpetual maturity. Date shown represents next contractual call date.
(g)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At August 31, 2021, the aggregate value of these securities was $870,447,648, representing 32.8% of net assets.
(h)	Issuer in default on interest and/or principal repayment.
(i)	Illiquid security at August 31, 2021.
(j)	When-issued security. At August 31, 2021, the aggregate value of these securities was $5,012,500, representing less than 0.2% of net assets.
(k)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
^	Rounds to 0.0%.

Abbreviations
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2021:

		Level 1	Level 2	Level 3	Total
Bonds
	Asset-Backed Securities	$ -	$ 376,046,127	$ -	$ 376,046,127
	Commercial Mortgage-Backed Securities	-	397,112,607	-	397,112,607
	Convertible Bonds	-	49,724,133	-	49,724,133
	Corporate Bonds	-	1,294,319,166	-	1,294,319,166
	Residential Mortgage-Backed Securities	-	2,232,969	-	2,232,969
	Sovereign Bonds	-	11,658,590	-	11,658,590
	Taxable Municipal Bonds	-	4,214,063	-	4,214,063
	U.S. Government & Agency Securities	-	4,690,755	-	4,690,755
	U.S. Government Agency Mortgage-Backed Securities	-	212,187,352	-	212,187,352
	Total Bonds	-	2,352,185,762	-	2,352,185,762
Short-term investments
	Money Market Funds	100,000	-	-	100,000
	U.S. Government & Agency Securities	-	269,978,484	-	269,978,484
	Total Short-Term Investments	100,000	269,978,484	-	270,078,484
	Total Investments	$ 100,000	$ 2,622,164,246	$ -	$ 2,622,264,246

The Fund did not invest in any level-3 investments during the nine-month period ended August 31, 2021.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2021

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.